Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.55%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		994	$99,668
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,975	95,313
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,650	95,354
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)			338,037
		Notional
PURCHASED OPTIONS - 124.96% (b)(c)	Contracts	Amount

CALL OPTIONS - 107.04%
Invesco QQQ Trust Series 1, Expires 5/10/2023, Strike Price $300.76...............................	33	$881,958	46,895
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.09................................	25	892,950	33,359
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.40...................................	25	892,950	883,555
PUT OPTIONS - 17.92%			963,809

iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.58...................	85	870,825	95,534
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price
$106.26................................................................................................................	89	911,805	63,004
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.04................................	25	892,950	2,828
TOTAL PURCHASED OPTIONS (Cost $1,307,874)			161,366
			1,125,175
Total Investments (Cost $1,651,057) - 162.51%............................................................			1,463,212
Liabilities in Excess of Other Assets - (62.51)%.............................................................			(562,795)
....................................................................................TOTAL NET ASSETS - 100.00%			$900,417

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,037.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	5/10/2023	$324.82	33	$(881,958)	$(23,939)
SPDR S&P 500® Trust ETF............................	5/10/2023	$431.02	25	(892,950)	(12,664)
SPDR S&P 500® Trust ETF............................	5/10/2023	$160.04	25	(892,950)	(504,119)
PUT OPTIONS					(540,722)

iShares 20+ Year Treasury Bond ETF...............	5/10/2023	$116.40	85	(870,825)	(133,013)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	5/10/2023	$111.85	89	(911,805)	(99,043)
SPDR S&P 500® Trust ETF............................	5/10/2023	$359.18	25	(892,950)	(65,494)
TOTAL OPTIONS WRITTEN (Premiums Received $927,412)					(297,550)
					$(838,272)